                          SHORT-TERM INVESTMENTS TRUST

                              CASH ASSETS PORTFOLIO

                              (INSTITUTIONAL CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS
(fees paid directly from
your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                            None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                   None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS
(expenses that are deducted
from fund assets)
--------------------------------------------------------------------------------
Management Fees                                                0.20%
Distribution and/or Service (12b-1) Fees                       None
Other Expenses                                                 None
Total Annual Fund Operating Expenses                           0.20
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                         1 YEAR     3 YEARS
-------------------------------------------
Institutional Class      $   20     $    64
-------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Institutional Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

INSTITUTIONAL
CLASS-
ANNUAL
EXPENSE
RATIO 0.20%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%

Cumulative
Return After
Expenses            4.80%       9.83%      15.10%      20.63%      26.42%      32.49%      38.84%      45.51%      52.49%     59.81%

End of Year
Balance       $10,480.00  $10,983.04  $11,510.23  $12,062.72  $12,641.73  $13,248.53  $13,884.46  $14,550.91  $15,249.36 $15,981.33

Estimated
Annual
Expenses      $    20.48  $    21.46  $    22.49  $    23.57  $    24.70  $    25.89  $    27.13  $    28.44  $    29.80 $    31.23"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                             (CASH MANAGEMENT CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from                               CASH MANAGEMENT
your investment)                                            CLASS

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                         None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                          None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------

(expenses that are deducted                            CASH MANAGEMENT
from fund assets)                                           CLASS

--------------------------------------------------------------------------------

Management Fees                                             0.10%
Distribution and/or Service (12b-1) Fees                    0.10
Other Expenses                                              0.05
Total Annual Fund Operating Expenses                        0.25
Fee Waiver(2)                                               0.05
Net Annual Fund Operating Expenses                          0.20
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses to each of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR       3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Cash Management Class            $   20       $    75      $   136      $    313
--------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Cash Management Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Cash Management Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


CASH
MANAGEMENT
CLASS -
ANNUAL
EXPENSE
RATIO 0.20%     YEAR 1     YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.80%       9.83%      15.10%      20.63%      26.42%      32.49%      38.84%      45.51%      52.49%      59.81%

End of Year
Balance      $10,480.00  $10,983.04  $11,510.23  $12,062.72  $12,641.73  $13,248.53  $13,884.46  $14,550.91  $15,249.36  $15,981.33

Estimated
Annual
Expenses     $    20.48  $    21.46  $    22.49  $    23.57  $    24.70  $    25.89  $    27.13  $    28.44  $    29.80  $    31.23"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                                (CORPORATE CLASS)

                         Supplement dated June 30, 2005
                    to the Prospectus dated February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                           CORPORATE CLASS

--------------------------------------------------------------------------------
Maximum Sales Charge
(Load)
Imposed on Purchases
(as a percentage of
offering price)                                                None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                             None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                          CORPORATE CLASS

--------------------------------------------------------------------------------
Management Fees                                                0.10%
Distribution and/or
Service (12b-1) Fees                                           0.03
Other Expenses(2)                                              0.05
Total Annual Fund
Operating Expenses                                             0.18
Fee Waiver(3)                                                  0.03
Net Annual Fund
  Operating Expenses                                           0.15
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
       (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expenses offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

         If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to any applicable Rule 12b-1 fees. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees applicable to each of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Corporate Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                              1 YEAR    3 YEARS      5 YEARS       10 YEARS
---------------------------------------------------------------------------
Corporate Class               $   15    $   55       $    98       $   227
---------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Corporate Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Corporate Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CORPORATE
CLASS -
ANNUAL
EXPENSE
RATIO 0.15%    YEAR 1       YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.85%       9.94%      15.27%      20.86%      26.72%      32.87%      39.31%      46.07%      53.15%      60.58%

End of Year
Balance      $10,485.00  $10,993.52  $11,526.71  $12,085.75  $12,671.91  $13,286.50  $13,930.90  $14,606.54  $15,314.96  $16,057.74

Estimated
Annual
Expenses     $    15.36  $    16.11  $    16.89  $    17.71  $    18.57  $    19.47  $    20.41  $    21.40  $    22.44     $23.53"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                              (INSTITUTIONAL CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from                                  INSTITUTIONAL
your investment)                                              CLASS

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
  Imposed on Purchases
  (as a percentage of
  offering price)                                             None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                            None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------

(expenses that are deducted                               INSTITUTIONAL
from fund assets)                                             CLASS

--------------------------------------------------------------------------------
Management Fees                                               0.10%
Distribution and/or Service (12b-1) Fees                      None
Other Expenses                                                0.05
Total Annual Fund Operating Expenses                          0.15
Fee Waiver(2)                                                 0.03
Net Annual Fund
  Operating Expenses                                          0.12
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (v) expenses that the fund has incurred but did not actually pay because of and expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                          1 YEAR      3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------------
Institutional Class         $12         $45          $82           $189
-----------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Institutional Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


INSTITUTIONAL
CLASS -
ANNUAL
EXPENSE
RATIO 0.12%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.88%      10.00%      15.37%      21.00%      26.90%      33.09%      39.59%      46.40%      53.54%      61.04%

End of Year
Balance      $10,488.00  $10,999.81  $11,536.61  $12,099.59  $12,690.05  $13,309.33  $13,958.82  $14,640.01  $15,354.44  $16,103.74

Estimated
Annual
Expenses     $    12.29  $    12.89  $    13.52  $    14.18  $    14.87  $    15.60  $    16.36  $    17.16  $    18.00  $    18.87"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                           (PERSONAL INVESTMENT CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from                                 PERSONAL
your investment)                                     INVESTMENT CLASS

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                            None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)                               None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------

(expenses that are deducted                               PERSONAL
from fund assets)                                     INVESTMENT CLASS

--------------------------------------------------------------------------------
Management Fees                                            0.10%
Distribution and/or Service (12b-1) Fees                   0.75
Other Expenses                                             0.05
Total Annual Fund Operating Expenses                       0.90
Fee Waiver(2)                                              0.23
Net Annual Fund Operating Expenses                         0.67
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of and expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

         If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR     3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Personal Investment Class         $68        $264         $476        $1,087
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Personal Investment Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Personal Investment Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


PERSONAL
INVESTMENT
CLASS -
ANNUAL
EXPENSE
RATIO 0.67%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.33%       8.85%      13.56%      18.48%      23.61%      28.96%      34.54%      40.37%      46.45%      52.79%

End of Year
Balance      $10,433.00  $10,884.75  $11,356.06  $11,847.78  $12,360.78  $12,896.01  $13,454.40  $14,036.98  $14,644.78  $15,278.90

Estimated
Annual
Expenses     $    68.45  $    71.41  $    74.51  $    77.73  $    81.10  $    84.61  $    88.27  $    92.10  $    96.08  $   100.24"
-----------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                           (PRIVATE INVESTMENT CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from                         PRIVATE INVESTMENT
your investment)                                      CLASS

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                    None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------

(expenses that are deducted                      PRIVATE INVESTMENT
from fund assets)                                     CLASS

--------------------------------------------------------------------------------
Management Fees                                       0.10%
Distribution and/or
Service (12b-1) Fees                                  0.50
Other Expenses                                        0.05
Total Annual Fund
Operating Expenses                                    0.65
Fee Waiver(2)                                         0.23
Net Annual Fund Operating Expenses                    0.42
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of and expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

         If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbrusements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
Private Investment Class          $43         $185        $339        $789
-----------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Private Investment Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Private Investment Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


PRIVATE
INVESTMENT
CLASS-
ANNUAL
EXPENSE
RATIO 0.42%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.58%       9.37%      14.38%      19.62%      25.10%      30.83%      36.82%      43.08%      49.64%      56.49%

End of Year
Balance      $10,458.00  $10,936.98  $11,437.89  $11,961.75  $12,509.59  $13,082.53  $13,681.71  $14,308.34  $14,963.66  $15,648.99

Estimated
Annual
Expenses     $    42.96  $    44.93  $    46.99  $    49.14  $    51.39       53.74  $    56.20  $    58.78  $    61.47  $    64.29"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                                 (RESERVE CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

(fees paid directly from
your investment)                                      RESERVE CLASS
---------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                         None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                None
---------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------------------

(expenses that are
deducted from fund assets)                            RESERVE CLASS
---------------------------------------------------------------------------
Management Fees                                             0.10%
Distribution and/or Service (12b-1) Fees                    1.00
Other Expenses                                              0.05
Total Annual Fund Operating Expenses                        1.15
Fee Waiver(2)                                               0.16
Net Annual Fund Operating Expenses                          0.99
---------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of and expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

      If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                              1 YEAR   3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------
Reserve Class                 $  101   $   350    $   618    $  1,383
---------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Reserve Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Reserve Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


RESERVE
CLASS-
ANNUAL
EXPENSE
RATIO 0.99     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5       YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%     15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.01%       8.18%      12.52%      17.03%      21.72%      26.60%      31.68%      36.96%      42.45%      48.17%

End of Year
Balance      $10,401.00  $10,818.08  $11,251.89  $11,703.09  $12,172.38  $12,660.49  $13,168.18  $13,696.22  $14,245.44  $14,816.68

Estimated
Annual
Expenses     $   100.98  $   105.03  $   109.25  $   113.63  $   118.18  $   122.92  $   127.85  $   132.98  $   138.31  $   143.86"
-----------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                                (RESOURCE CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------

(fees paid directly from
your investment)                                      RESOURCE
                                                        CLASS
---------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                     None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                            None
---------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------------------

(fees paid directly from
your investment)                                      RESOURCE
                                                        CLASS
---------------------------------------------------------------------------
Management Fees                                         0.10%
Distribution and/or Service (12b-1) Fees                0.20
Other Expenses                                          0.05
Total Annual Fund Operating Expenses                    0.35
Fee Waiver(2)                                           0.07
Net Annual Fund Operating Expenses                      0.28
---------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of and expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.
 The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR   3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------
Resource Class                $   29   $   105    $   189    $    436
---------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Resource Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Resource Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

RESOURCE
CLASS -
ANNUAL
EXPENSE
RATIO 0.28%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5       YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.72%       9.66%      14.84%      20.26%      25.94%      31.88%      38.10%      44.62%      51.45%      58.60%

End of Year
Balance      $10,472.00  $10,966.28  $11,483.89  $12,025.93  $12,593.55  $13,187.97  $13,810.44  $14,462.29  $15,144.91  $15,859.75

Estimated
Annual
Expenses     $    28.66  $    30.01  $    31.43  $    32.91  $    34.47  $    36.09  $    37.80  $    39.58  $    41.45  $    43.41"
-----------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                                  (SWEEP CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from                                 SWEEP
your investment)                                         CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
imposed on
Purchases (as a
percentage of
offering price)                                          None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                       None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted                             SWEEP
from fund assets)                                       CLASS
--------------------------------------------------------------------------------
Management Fees                                         0.10%
Distribution and/or
Service (12b-1) Fees                                    0.25
Other Expenses(2)                                       0.05
Total Annual Fund
Operating Expenses                                      0.40
Fee Waiver(3)                                           0.03
Net Annual Fund Operating Expenses                      0.37
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above: (i) Rule 12b-1; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

         If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to any applicable Rule 12b-1 fees. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees applicable to each of the classes. Your financial institution may charge you additional fees for participation in a sweep program.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                          1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------
Sweep Class               $  38      $  125      $  221      $  502
----------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Sweep Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Sweep Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


SWEEP
CLASS -
ANNUAL
EXPENSE
RATIO 0.37%     YEAR 1       YEAR 2       YEAR 3     YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.63%       9.47%      14.54%      19.85%      25.40%      31.20%      37.28%      43.63%      50.60%      57.90%

End of Year
Balance      $10,463.00  $10,947.44  $11,454.30  $11,984.64  $12,539.53  $13,120.11  $13,727.57  $14,363.15  $15,028.17  $15,723.97

Estimated
Annual
Expenses     $    37.86  $    39.61  $    41.44  $    43.36  $    45.37  $    47.47  $    49.67  $    51.97  $    54.37  $    56.89"
-----------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                             (CASH MANAGEMENT CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from                                             CASH
your investment)                                               MANAGEMENT CLASS

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                  None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                         None
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)

(expenses that are deducted                                          CASH
from fund assets)                                              MANAGEMENT CLASS
--------------------------------------------------------------------------------
Management Fees                                                      0.20%
Distribution and/or Service (12b-1) Fees                             0.10
Other Expenses                                                       0.13
Total Annual Fund Operating Expenses                                 0.43
Fee Waiver(2)                                                        0.23
Net Annual Fund Operating Expenses                                   0.20

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR    3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------
Cash Management Class             $   20    $   115   $   218   $    520
------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Cash Management Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Cash Management Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CASH
MANAGEMENT
CLASS-
ANNUAL
EXPENSE
RATIO 0.20%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.80%       9.83%      15.10%      20.63%      26.42%      32.49%      38.84%      45.51%      52.49%      59.81%

End of Year
Balance      $10,480.00  $10,983.04  $11,510.23  $12,062.72  $12,641.73  $13,248.53  $13,884.46  $14,550.91  $15,249.36  $15,981.33

Estimated
Annual
Expenses     $    20.48  $    21.46  $    22.49  $    23.57  $    24.70  $    25.89  $    27.13  $    28.44  $    29.80  $    31.23"
-----------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                                (CORPORATE CLASS)

                         Supplement dated June 30, 2005
                    to the Prospectus dated February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                                CORPORATE CLASS

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                   None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                          None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                              CORPORATE CLASS

--------------------------------------------------------------------------------
Management Fees                                                      0.20%
Distribution and/or Service (12b-1) Fees                             0.03
Other Expenses(2)                                                    0.13
Total Annual Fund Operating Expenses                                 0.36
Fee Waiver(3)                                                        0.21
Net Annual Fund Operating Expenses                                   0.15


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest;
         (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Corporate Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR   3 YEARS   5 YEARS  10 YEARS
-----------------------------------------------------------
Corporate Class        $   15   $    94   $   181  $    435
-----------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Corporate Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Corporate Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CORPORATE
CLASS -
ANNUAL
EXPENSE
RATIO 0.15%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.85%       9.94%      15.27%      20.86%      26.72%      32.87%      39.31%      46.07%      53.15%      60.58%

End of Year
Balance      $10,485.00  $10,993.52  $11,526.71  $12,085.75  $12,671.91  $13,286.50  $13,930.90  $14,606.54  $15,314.96  $16,057.74

Estimated
Annual
Expenses     $    15.36  $    16.11  $    16.89  $    17.71  $    18.57  $    19.47  $    20.41  $    21.40  $    22.44  $    23.53"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                              (INSTITUTIONAL CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                           INSTITUTIONAL CLASS

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                       None

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                          INSTITUTIONAL CLASS

--------------------------------------------------------------------------------
Management Fees                                                    0.20%
Distribution and/or Service (12b-1) Fees                           None
Other Expenses                                                     0.13
Total Annual Fund Operating Expenses                               0.33
Fee Waiver(2)                                                      0.21
Net Annual Fund Operating Expenses                                 0.12
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR   3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------
Institutional Class     $   12   $    85    $   164    $    398
---------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Institutional Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

INSTITUTIONAL
CLASS -
ANNUAL
EXPENSE
RATIO 0.12%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.88%      10.00%      15.37%      21.00%      26.90%      33.09%      39.59%      46.40%      53.54%      61.04%

End of Year
Balance      $10,488.00  $10,999.81  $11,536.61  $12,099.59  $12,690.05  $13,309.33  $13,958.82  $14,640.01  $15,354.44  $16,103.74

Estimated
Annual
Expenses     $    12.29  $    12.89  $    13.52  $    14.18  $    14.87  $    15.60  $    16.36  $    17.16  $    18.00  $    18.87"
-----------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                           (PERSONAL INVESTMENT CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:


"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from                                           PERSONAL
your investment)                                               INVESTMENT CLASS

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                  None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                         None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted                                        PERSONAL
from fund assets)                                              INVESTMENT CLASS

--------------------------------------------------------------------------------
Management Fees                                                      0.20%
Distribution and/or Service (12b-1) Fees                             0.75%
Other Expenses                                                       0.13
Total Annual Fund Operating Expenses                                 1.08
Fee Waiver(2)                                                        0.41
Net Annual Fund Operating Expenses                                   0.67
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

         If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------
Personal Investment Class       $   68   $  303    $   556   $  1,280
---------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Personal Investment Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Personal Investment Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PERSONAL
INVESTMENT
CLASS -
ANNUAL
EXPENSE
RATIO 0.67%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------

Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.33%       8.85%      13.56%      18.48%      23.61%      28.96%      34.54%      40.37%      46.45%      52.79%

End of Year
Balance      $10,433.00  $10,844.75  $11,356.06  $11,847.78  $12,360.78  $12,896.01  $13,454.40  $14,036.98  $14,644.78  $15,278.90

Estimated
Annual
Expenses     $    68.45  $    71.41  $    74.51  $    77.73  $    81.10  $    84.61  $    88.27  $    92.10  $    96.08  $   100.24"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                           (PRIVATE INVESTMENT CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from                                            PRIVATE
your investment)                                               INVESTMENT CLASS

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                   None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                          None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------

(expenses that are deducted                                         PRIVATE
from fund assets)                                              INVESTMENT CLASS

--------------------------------------------------------------------------------
Management Fees                                                       0.20%
Distribution and/or Service (12b-1) Fees                              0.50%
Other Expenses                                                        0.13
Total Annual Fund Operating Expenses                                  0.83
Fee Waiver(2)                                                         0.46
Net Annual Fund Operating Expenses                                    0.37
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.25% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

         If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                  1 YEAR   3 YEARS  5 YEARS   10 YEARS
----------------------------------------------------------------------
Private Investment Class          $   38   $   219  $   415   $   983
----------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Private Investment Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Private Investment Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


PRIVATE
INVESTMENT
CLASS -
ANNUAL
EXPENSE
RATIO 0.37%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------

Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.63%       9.47%      14.54%      19.85%      25.40%      31.20%      37.28%      43.63%      50.28%      57.24%

End of Year
Balance      $10,463.00  $10,947.44  $11,454.30  $11,984.64  $12,539.53  $13,120.11  $13,727.57  $14,363.15  $15,028.17  $15,723.97

Estimated
Annual
Expenses     $    37.86  $    39.61  $    41.44  $    43.36  $    45.37  $    47.47  $    49.67  $    51.97  $    54.37  $    56.89"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                                 (RESERVE CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                               RESERVE CLASS

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                       None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)

--------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                              RESERVE CLASS

--------------------------------------------------------------------------------
Management Fees                                                    0.20%
Distribution and/or Service (12b-1) Fees                           1.00
Other Expenses                                                     0.13
Total Annual Fund Operating Expenses                               1.33
Fee Waiver(2)                                                      0.34
Net Annual Fund Operating Expenses                                 0.99
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

         If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are voluntarily reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR   3 YEARS     5 YEARS    10 YEARS
---------------------------------------------------------------
Reserve Class          $  101   $   388     $   696    $  1,572
---------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Reserve Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Reserve Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


RESERVE
CLASS -
ANNUAL
EXPENSE
RATIO 0.99%%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before

Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           4.01%       8.18%      12.52%      17.03%      21.72%      26.60%      31.68%      36.96%      42.45%      48.17%

End of Year
Balance      $10,401.00  $10,818.08  $11,251.89  $11,703.09  $12,172.38  $12,660.49  $13,168.18  $13,696.22  $14,245.44  $14,816.68

Estimated
Annual
Expenses     $   100.98  $   105.03  $   109.25  $   113.63  $   118.18  $   122.92  $   127.85  $   132.98  $   138.31  $   143.86"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                                (RESOURCE CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                             RESOURCE CLASS

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                      None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                            RESOURCE CLASS

--------------------------------------------------------------------------------
Management Fees                                                   0.20%
Distribution and/or Service (12b-1) Fees                          0.20
Other Expenses                                                    0.13
Total Annual Fund Operating Expenses                              0.53
Fee Waiver(2)                                                     0.25
Net Annual Fund Operating Expenses                                0.28
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of and expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional

Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR   3 YEARS    5 YEARS   10 YEARS
-----------------------------------------------------------
Resource Class       $   29   $   145    $   271   $    641
-----------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Resource Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Resource Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

RESOURCE
CLASS -
ANNUAL
EXPENSE
RATIO 0.28%    YEAR 1      YEAR 2      YEAR 3       YEAR 4     YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------

Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.72%       9.66%      14.84%      20.26%      25.94%      31.88%      38.10%      44.62%      51.45%      58.60%

End of Year
Balance      $10,472.00  $10,966.28  $11,483.89  $12,025.93  $12,593.55  $13,187.97  $13,810.44  $14,462.29  $15,144.91  $15,859.75

Estimated
Annual
Expenses     $    28.66  $    30.01  $    31.43  $    32.91  $    34.47  $    36.09  $    37.80  $    39.58  $    41.45  $    43.41"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                                  (SWEEP CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from                                            SWEEP
your investment)                                                    CLASS

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                 None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                        None
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------

(expenses that are deducted                                         SWEEP
from fund assets)                                                   CLASS

--------------------------------------------------------------------------------
Management Fees                                                     0.20%
Distribution and/or Service (12b-1) Fees                            0.25%
Other Expenses(2)                                                   0.13
Total Annual Fund Operating Expenses                                0.58
Fee Waiver(3)                                                       0.21
Net Annual Fund Operating Expenses                                  0.37
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above: (i) Rule 12b-1; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

         If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Your financial institution may charge you additional fees for participation in a sweep program. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------
Sweep Class          $   38   $   165   $   303  $    706
---------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Sweep Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Sweep Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SWEEP
CLASS  -
ANNUAL
EXPENSE
RATIO 0.37%    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.63%       9.47%      14.54%      19.85%      25.40%      31.20%      37.28%      43.63%      50.28%      57.24%

End of Year
Balance      $10,463.00  $10,947.44  $11,454.30  $11,984.64  $12,539.53  $13,120.11  $13,727.57  $14,363.15  $15,028.17  $15,723.97

Estimated
Annual
Expenses     $    37.86  $    39.61  $    41.44  $    43.36  $    45.37  $    47.47  $    49.67  $    51.97  $    54.37  $    56.89
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                             LIQUID ASSETS PORTFOLIO

                             (CASH MANAGEMENT CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------
(fees paid directly from                             CASH MANAGEMENT
your investment)                                         CLASS
---------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                          None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                       None
---------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------------------
(expenses that are deducted                           CASH MANAGEMENT
from fund assets)                                          CLASS
---------------------------------------------------------------------------
Management Fees                                            0.15%
Distribution and/or
  Service (12b-1) Fees                                     0.10
Other Expenses                                             0.03
Total Annual Fund
  Operating Expenses                                       0.28
Fee Waiver(2)                                              0.08
Net Annual Fund Operating Expenses                         0.20
---------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR   3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------
Cash Management Class          $   20   $   82      $  149     $  348
----------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Cash Management Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Cash Management Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CASH MANAGEMENT
CLASS EXPENSE
RATIO 0.20%      YEAR 1     YEAR 2     YEAR 3      YEAR 4      YEAR 5     YEAR 6       YEAR 7      YEAR 8     YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.80%       9.83%      15.10%      20.63%      26.42%      32.49%      38.84%      45.51%      52.49%      59.81%

End of Year
Balance      $10,480.00  $10,983.04  $11,510.23  $12,062.72  $12,641.73  $13,248.53  $13,884.46  $14,550.91  $15,249.36  $15,981.33

Estimated
Annual
Expenses     $    20.48  $    21.46  $    22.49  $    23.57  $    24.70  $    25.89  $    27.13  $    28.44  $    29.80  $    31.23"
-----------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                             LIQUID ASSETS PORTFOLIO

                                (CORPORATE CLASS)

                         Supplement dated June 30, 2005
                   to the Prospectus dated February 25, 2005,
                        as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------
(fees paid directly from                               CORPORATE
your investment)                                         CLASS
---------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                          None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                       None
---------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------------------
(expenses that are deducted                            CORPORATE
from fund assets)                                        CLASS
---------------------------------------------------------------------------
Management Fees                                           0.15%
Distribution and/or
  Service (12b-1) Fees                                    0.03
Other Expenses(2)                                         0.03
Total Annual Fund
Operating Expenses                                        0.21
Fee Waiver(3)                                             0.06
Net Annual Fund Operating Expenses                        0.15
---------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest;
         (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

         If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Corporate Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------
Corporate Class                $   15    $   62    $  112     $  262
---------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Corporate Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Corporate Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CORPORATE
CLASS -
ANNUAL
EXPENSE
RATIO 0.15%     YEAR 1     YEAR 2       YEAR 3      YEAR 4       YEAR 5     YEAR 6      YEAR 7     YEAR 8     YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%     40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.85%       9.94%      15.27%      20.86%      26.72%      32.87%     39.31%      46.07%      53.15%      60.58%

End of Year
Balance      $10,485.00  $10,993.52  $11,526.71  $12,085.75  $12,671.91  $13,286.50 $13,930.90  $14,606.54  $15,314.96  $16,057.74

Estimated
Annual
Expenses     $    15.36  $    16.11  $    16.89  $    17.71  $    18.57  $    19.47 $    20.41  $    21.40  $    22.44  $    23.53"
-----------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                             LIQUID ASSETS PORTFOLIO

                              (INSTITUTIONAL CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------
(fees paid directly from                                INSTITUTIONAL
your investment)                                             CLASS
---------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                               None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                            None
---------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------------------
(expenses that are deducted                              INSTITUTIONAL
from fund assets)                                            CLASS
---------------------------------------------------------------------------
Management Fees                                               0.15%
Distribution and/or
Service (12b-1) Fees                                          None
Other Expenses                                                0.03
Total Annual Fund
Operating Expenses                                            0.18
Fee Waiver(2)                                                 0.06
Net Annual Fund Operating Expenses                            0.12
---------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR   3 YEARS   5 YEARS    10 YEARS
--------------------------------------------------------------------
Institutional Class           $  12    $   52     $  95      $  224
--------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Institutional Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


INSTITUTIONAL
CLASS -
ANNUAL
EXPENSE
RATIO 0.12%     YEAR 1       YEAR 2     YEAR 3     YEAR 4      YEAR 5       YEAR 6     YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.88%      10.00%      15.37%      21.00%      26.90%      33.09%      39.59%      46.40%      53.54%      61.04%

End of Year
Balance      $10,488.00  $10,999.81  $11,536.61  $12,099.59  $12,690.05  $13,309.33  $13,958.82  $14,640.01  $15,354.44  $16,103.74

Estimated
Annual
Expenses     $    12.29  $    12.89  $    13.52  $    14.18  $    14.87  $    15.60  $    16.36  $    17.16  $    18.00  $    18.87"
-----------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                             LIQUID ASSETS PORTFOLIO

                           (PERSONAL INVESTMENT CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------
(fees paid directly from                              PERSONAL INVESTMENT
your investment)                                              CLASS
---------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                               None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                            None
---------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------------------

(expenses that are deducted                           PERSONAL INVESTMENT
from fund assets)                                             CLASS
---------------------------------------------------------------------------
Management Fees                                               0.15%
Distribution and/or
Service (12b-1) Fees                                          0.75
Other Expenses                                                0.03
Total Annual Fund
Operating Expenses                                            0.93
Fee Waiver(2)                                                 0.26
New Annual Fund Operating Expenses                            0.67
---------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

         If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR   3 YEARS   5 YEARS     10 YEARS
---------------------------------------------------------------------
Personal Investment Class    $  68     $  270    $  489      $  1,119
---------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Personal Investment Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Personal Investment Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PERSONAL
INVESTMENT
CLASS -
ANNUAL
EXPENSE
RATIO 0.67%     YEAR 1      YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6      YEAR 7       YEAR 8     YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%       10.25%     15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.33%       8.85%      13.56%      18.48%      23.61%      28.96%      34.54%      40.37%      46.45%      52.79%

End of Year
Balance      $10,433.00  $10,884.75  $11,356.06  $11,847.78  $12,360.78  $12,896.01  $13,454.40  $14,036.98  $14,644.78  $15,278.90

Estimated
Annual
Expenses     $    68.45  $    71.41  $    74.51  $    77.73  $    81.10  $    84.61  $    88.27  $    92.10  $    96.08  $   100.24"
-----------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                             LIQUID ASSETS PORTFOLIO

                           (PRIVATE INVESTMENT CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

---------------------------------------------------------------------------
SHAREHOLDER FEES
---------------------------------------------------------------------------
(fees paid directly from                            PRIVATE INVESTMENT
your investment)                                           CLASS
---------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                             None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                          None
---------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------------------
(expenses that are deducted                         PRIVATE INVESTMENT
from fund assets)                                          CLASS
---------------------------------------------------------------------------
Management Fees                                            0.15%
Distribution and/or
Service (12b-1) Fees                                       0.50
Other Expenses                                             0.03
Total Annual Fund
Operating Expenses                                         0.68
Fee Waiver(2)                                              0.26
Net Annual Fund Operating Expenses                         0.42
---------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as that shown in the table.

(2) The distributor has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

         If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR    3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------------
Private Investment Class      $   43    $   191    $   353    $   822
---------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Private Investment Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Private Investment Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PRIVATE
INVESTMENT
CLASS -
ANNUAL
EXPENSE
RATIO 0.42%     YEAR 1      YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6      YEAR 7       YEAR 8     YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.58%       9.37%      14.38%      19.62%      25.10%      30.83%      36.82%      43.08%      49.64%      56.49%

End of Year
Balance      $10,458.00  $10,936.98  $11,437.89  $11,961.75  $12,509.59  $13,082.53  $13,681.71  $14,308.34  $14,963.66  $15,648.99

Estimated
Annual
Expenses     $    42.96  $    44.93  $    46.99  $    49.14  $    51.39  $    53.74  $    56.20  $    58.78  $    61.47  $    64.29"
-----------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                             LIQUID ASSETS PORTFOLIO

                                 (RESERVE CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from                                       RESERVE
your investment)                                                CLASS

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                 None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                              None

--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------

(expenses that are deducted                                    RESERVE
from fund assets)                                               CLASS

--------------------------------------------------------------------------------
Management Fees                                                  0.15%
Distribution and/or Service (12b-1) Fees                         1.00
Other Expenses                                                   0.03
Total Annual Fund Operating Expenses                             1.18
Fee Waiver(2)                                                    0.19
Net Annual Fund Operating Expenses                               0.99
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

         If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------
Reserve Class              $  101   $  356    $  631    $ 1,415
----------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Reserve Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Reserve Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

RESERVE
CLASS -
ANNUAL
EXPENSE
RATIO 0.99%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.01%       8.18%      12.52%      17.03%      21.72%      26.60%      31.68%      36.96%      42.45%      48.17%

End of Year
Balance      $10,401.00  $10,818.08  $11,251.89  $11,703.09  $12,172.38  $12,660.49  $13,168.18  $13,696.22  $14,245.44  $14,816.68

Estimated
Annual
Expenses     $   100.98  $   105.03  $   109.25  $   113.63  $   118.18  $   122.92  $   127.85  $   132.98  $   138.31  $   143.86"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                             LIQUID ASSETS PORTFOLIO

                                (RESOURCE CLASS)

   Supplement dated June 30, 2005 to the Prospectus dated December 2, 2004, as revised January 12, 2005,
                        as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from                                RESOURCE
your investment)                                         CLASS

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                           None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                        None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------

(expenses that are deducted                             RESOURCE
from fund assets)                                        CLASS

--------------------------------------------------------------------------------
Management Fees                                           0.15%
Distribution and/or Service (12b-1) Fees                  0.20
Other Expenses                                            0.03
Total Annual Fund Operating Expenses                      0.38
Fee Waiver(2)                                             0.06
Net Annual Fund Operating Expenses                        0.32
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest;
         (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                             1 YEAR   3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------
Resource Class               $   33   $  116     $  207     $  475
-------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Resource Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Resource Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

RESOURCE
CLASS
ANNUAL
EXPENSE
RATIO 0.32%    YEAR 1      YEAR 2      YEAR 3     YEAR 4       YEAR 5       YEAR 6      YEAR 7       YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.68%       9.58%      14.71%      20.08%      25.70%      31.58%      37.74%      44.18%      50.93%      57.99%

End of Year
Balance      $10,468.00  $10,957.90  $11,470.73  $12,007.56  $12,569.52  $13,157.77  $13,773.55  $14,418.16  $15,092.93  $15,799.27

Estimated
Annual
Expenses     $    32.75  $    34.28  $    35.89  $    37.57  $    39.32  $    41.16  $    43.09  $    45.11  $    47.22  $    49.43"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                             LIQUID ASSETS PORTFOLIO

                                  (SWEEP CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from                                    SWEEP
your investment)                                            CLASS

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                              None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                           None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted                                 SWEEP
from fund assets)                                           CLASS

--------------------------------------------------------------------------------
Management Fees                                              0.15%
Distribution and/or Service (12b-1) Fees                     0.25
Other Expenses(2)                                            0.03
Total Annual Fund Operating Expenses                         0.43
Fee Waiver(3)                                                0.06
Net Annual Fund Operating Expenses                           0.37
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above: (i) Rule 12b-1; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

         If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Your financial institution may charge you additional fees for participation in a sweep program. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                 1 YEAR   3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------
Sweep Class                      $   38   $  132   $  235   $  536
--------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Sweep Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Sweep Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SWEEP
CLASS  -
ANNUAL
EXPENSE
RATIO 0.37%     YEAR 1      YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.63%       9.47%      14.54%      19.85%      25.40%      31.20%      37.28%      43.63%      50.28%      57.24%

End of Year
Balance      $10,463.00  $10,947.44  $11,454.30  $11,984.64  $12,539.53  $13,120.11  $13,727.57  $14,363.15  $15,028.17  $15,723.97

Estimated
Annual
Expenses     $    37.86  $    39.61  $    41.44  $    43.36  $    45.37  $    47.47  $    49.67  $    51.97  $    54.37  $    56.89"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                              STIC PRIME PORTFOLIO

                             (CASH MANAGEMENT CLASS)

                         Supplement dated June 30, 2005
                    to the Prospectus dated December 2, 2004,
         as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from                           CASH MANAGEMENT
your investment)                                        CLASS

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                      None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                       None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted                        CASH MANAGEMENT
from fund assets)                                       CLASS

--------------------------------------------------------------------------------
Management Fees                                          0.15%
Distribution and/or Service (12b-1) Fees                 0.10
Other Expenses                                           0.04
Total Annual Fund Operating Expenses                     0.29
Fee Waiver(2)                                            0.09
Net Annual Fund Operating Expenses                       0.20
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                1 YEAR    3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------
Cash Management Class           $  20    $   84      $  154   $   359
---------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Cash Management Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Cash Management Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CASH
MANAGEMENT
CLASS -
ANNUAL
EXPENSE
RATIO 0.20%      YEAR 1       YEAR 2     YEAR 3      YEAR 4     YEAR 5       YEAR 6      YEAR 7       YEAR 8     YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.80%       9.83%      15.10%      20.63%      26.42%      32.49%      38.84%      45.51%      52.49%      59.81%

End of Year
Balance      $10,480.00  $10,983.04  $11,510.23  $12,062.72  $12,641.73  $13,248.53  $13,884.46  $14,550.91  $15,249.36  $15,981.33

Estimated
Annual
Expenses $        20.48  $    21.46  $    22.49  $    23.57  $    24.70  $    25.89  $    27.13  $    28.44  $    29.80  $    31.23"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                              STIC PRIME PORTFOLIO

                                (CORPORATE CLASS)

                         Supplement dated June 30, 2005
                    to the Prospectus dated February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                        CORPORATE
                                                          CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                            None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                         None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                       CORPORATE
                                                          CLASS
--------------------------------------------------------------------------------
Management Fees                                           0.15%
Distribution and/or
  Service (12b-1) Fees                                    0.03
Other Expenses(2)                                         0.04
Total Annual Fund
  Operating Expenses                                      0.22
Fee Waiver(3)                                             0.07
Net Annual Fund Operating Expenses                        0.15



(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest;
         (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expenses offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

         If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Corporate Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR     3 YEARS      5 YEARS       10 YEARS
----------------------------------------------------------------------
Corporate Class        $  15      $   64       $  117         $  273
----------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Corporate Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Corporate Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CORPORATE
CLASS -
ANNUAL
EXPENSE
RATIO 0.15%      YEAR 1     YEAR 2     YEAR 3      YEAR 4      YEAR 5       YEAR 6     YEAR 7      YEAR 8      YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.85%       9.94%      15.27%      20.86%      26.72%      32.87%      39.31%      46.07%      53.15%      60.58%

End of Year
Balance      $10,485.00  $10,993.52  $11,526.71  $12,085.75  $12,671.91  $13,286.50  $13,930.90  $14,606.54  $15,314.96  $16,057.74

Estimated
Annual
Expenses     $    15.36  $    16.11  $    16.89  $    17.71  $    18.57  $    19.47  $    20.41  $    21.40  $    22.44  $   23.53"
-----------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                              STIC PRIME PORTFOLIO

                              (INSTITUTIONAL CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                          INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                  None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                               None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                         INSTITUTIONAL CLASS

--------------------------------------------------------------------------------
Management Fees                                                  0.15%
Distribution and/or Service (12b-1)
  Fees                                                           None
Other Expenses                                                   0.04
Total Annual Fund Operating
  Expenses                                                       0.19
Fee Waiver(2)                                                    0.07
Net Annual Fund
   Operating Expenses                                            0.12
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                         1 YEAR      3 YEARS      5 YEARS       10 YEARS
---------------------------------------------------------------------------
Institutional Class      $  12        $  54        $  100         $  236
---------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Institutional Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

INSTITUTIONAL
CLASS-
ANNUAL
EXPENSE
RATIO 0.12%      YEAR 1      YEAR 2      YEAR 3     YEAR 4      YEAR 5       YEAR 6      YEAR 7      YEAR 8      YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%

Cumulative
Return After
Expenses            4.88%      10.00%      15.37%      21.00%      26.90%      33.09%      39.59%      46.40%      53.54%     61.04%

End of Year
Balance       $10,488.00  $10,999.81  $11,536.61  $12,099.59  $12,690.05  $13,309.33  $13,958.82  $14,640.01  $15,354.44 $16,103.74

Estimated
Annual
Expenses      $    12.29  $    12.89  $    13.52  $    14.18  $    14.87  $    15.60  $    16.36  $    17.16  $    18.00 $    18.87"
-----------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                              STIC PRIME PORTFOLIO

                           (PERSONAL INVESTMENT CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------
(fees paid directly from                           PERSONAL INVESTMENT
your investment)                                         CLASS
------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                          None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                       None
------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
------------------------------------------------------------------------
(expenses that are deducted                        PERSONAL INVESTMENT
from fund assets)                                        CLASS
------------------------------------------------------------------------
Management Fees                                          0.15%
Distribution and/or Service (12b-1) Fees                 0.75
Other Expenses                                           0.04
Total Annual Fund Operating Expenses                     0.94
Fee Waiver(2)                                            0.27
Net Annual Fund Operating Expenses                       0.67
------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

      If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR     3 YEARS      5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Personal Investment Class        $  68      $  273       $  494         $  1,130
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Personal Investment Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Personal Investment Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PERSONAL
INVESTMENT
CLASS-
ANNUAL
EXPENSE
RATIO 0.67%      YEAR 1       YEAR 2       YEAR 3      YEAR 4     YEAR 5       YEAR 6      YEAR 7      YEAR 8     YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%

Cumulative
Return After
Expenses            4.33%       8.85%      13.56%      18.48%      23.61%      28.96%      34.54%      40.37%      46.45%     52.79%

End of Year
Balance       $10,433.00  $10,884.75  $11,356.06  $11,847.78  $12,360.78  $12,896.01  $13,454.40  $14,036.98  $14,644.78 $15,278.90

Estimated
Annual
Expenses      $    68.45  $    71.41  $    74.51  $    77.73  $    81.10  $    84.61  $    88.27  $    92.10  $    96.08 $   100.24"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                              STIC PRIME PORTFOLIO

                           (PRIVATE INVESTMENT CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from                                 PRIVATE INVESTMENT
your investment)                                               CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                             None

Maximum Deferred
Sales Charge (Load) (as a percentage of original
purchase price of redemption proceeds,
whichever is less)                                              None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
                                                         PRIVATE INVESTMENT
(expenses that are deducted from fund assets)                  CLASS
--------------------------------------------------------------------------------
Management Fees                                                 0.15%
Distribution and/or Service (12b-1) Fees                        0.50
Other Expenses                                                  0.04
Total Annual Fund Operating Expenses                            0.69
Fee Waiver(2)                                                   0.27
Net Annual Fund Operating Expenses                              0.42
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR     3 YEARS      5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Private Investment Class         $   43     $   194      $   357        $    833
--------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Private Investment Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Private Investment Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



PRIVATE
INVESTMENT
CLASS-
ANNUAL
EXPENSE
RATIO 0.42%     YEAR 1       YEAR 2       YEAR 3      YEAR 4      YEAR 5     YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%

Cumulative
Return After
Expenses            4.58%       9.37%      14.38%      19.62%      25.10%      30.83%      36.82%      43.08%      50.07%     57.39%

End of Year
Balance       $10,458.00  $10,936.98  $11,437.89  $11,961.75  $12,509.59  $13,082.53  $13,681.71  $14,308.34  $14,963.66 $15,648.99

Estimated
Annual
Expenses      $    42.96  $    44.93  $    46.99  $    49.14  $    51.39  $    53.74  $    56.20  $    58.78  $    61.47 $    64.29"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                              STIC PRIME PORTFOLIO

                                 (RESERVE CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------

(fees paid directly from
your investment)                                       RESERVE CLASS
-------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)                 None
-------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                      RESERVE CLASS
-------------------------------------------------------------------------
Management Fees                                            0.15%
Distribution and/or Service (12b-1) Fees                   1.00
Other Expenses                                             0.04
Total Annual Fund Operating Expenses                       1.19
Fee Waiver(2)                                              0.20
Net Annual Fund Operating Expenses                         0.99
-------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

      If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information abut the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR     3 YEARS      5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Reserve Class                   $  101     $   358      $   635        $  1,425
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Reserve Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Reserve Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

RESERVE
CLASS-
ANNUAL
EXPENSE
RATIO 0.99%      YEAR 1      YEAR 2      YEAR 3     YEAR 4       YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%

Cumulative
Return After
Expenses            4.01%       8.18%      12.52%      17.03%      21.72%      26.60%      31.68%      36.96%      42.45%     48.17%

End of Year
Balance       $10,401.00  $10,818.08  $11,251.89  $11,703.09  $12,172.38  $12,600.49  $13,168.18  $13,696.22  $14,245.44 $14,816.68

Estimated
Annual
Expenses      $   100.98  $   105.03  $   109.25  $   113.63  $   118.18  $   122.92  $   127.85  $   132.98  $   138.31 $   143.86"

------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                              STIC PRIME PORTFOLIO

                                (RESOURCE CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------
(fees paid directly from                         RESOURCE
your investment)                                  CLASS
---------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)               None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)                      None
---------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------

(expenses that are deducted                       RESOURCE
from fund assets)                                  CLASS
---------------------------------------------------------------
Management Fees                                    0.15%
Distribution and/or Service (12b-1) Fees           0.20
Other Expenses                                     0.04
Total Annual Fund Operating Expenses               0.39
Fee Waiver(2)                                      0.11
Net Annual Fund Operating Expenses                 0.28

---------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
    (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional

Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                      1 YEAR     3 YEARS     5 YEARS      10 YEARS
------------------------------------------------------------------
Resource Class        $   29     $   114     $   208      $    482
------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Resource Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Resource Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

RESOURCE
CLASS -
ANNUAL
EXPENSE
RATIO 0.28%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6     YEAR 7       YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.72%       9.66%      14.84%      20.26%      25.94%      31.88%      38.10%      44.62%      51.45%      58.60%

End of Year
Balance      $10,472.00  $10,966.28  $11,483.89  $12,025.93  $12,593.55  $13,187.97  $13,810.44  $14,462.29  $15,144.91  $15,859.75

Estimated
Annual
Expenses     $    28.66  $    30.01  $    31.43  $    32.91  $    34.47  $    36.09  $    37.80  $    39.58  $    41.45  $    43.41"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                              STIC PRIME PORTFOLIO

                                  (SWEEP CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------

(fees paid directly from
your investment)                                     SWEEP CLASS
---------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                         None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                      None
---------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                    SWEEP CLASS
---------------------------------------------------------------------
Management Fees                                         0.15%
Distribution and/or Service (12b-1) Fees                0.25
Other Expenses(2)                                       0.04
Total Annual Fund Operating Expenses                    0.44
Fee Waiver(3)                                           0.07
Net Annual Fund Operating Expenses                      0.37
---------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other expenses are based on estimated amounts for the current fiscal year.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above:
    (i) Rule 12b-1; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees;
    (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

      If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Your financial institution may charge you additional fees for participation in a sweep program. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR    3 YEARS     5 YEARS      10 YEARS
----------------------------------------------------------------
Sweep Class          $   38    $   134     $   239      $   548
----------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Sweep Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Sweep Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


SWEEP
CLASS -
ANNUAL
EXPENSE
RATIO 0.37%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%     62.89%

Cumulative
Return After
Expenses            4.63%       9.47%      14.54%      19.85%      25.40%      31.20%      37.28%      43.63%      50.60%     57.90%

End of Year
Balance       $10,463.00  $10,947.44  $11,454.30  $11,984.64  $12,539.53  $13,120.11  $13,727.57  $14,363.15  $15,028.17 $15,723.97

Estimated
Annual
Expenses      $    37.86  $    39.61  $    41.44  $    43.36  $    45.37  $    47.47  $    49.67  $    51.97  $    54.37 $    56.89"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                             (CASH MANAGEMENT CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005 and March 4, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from                                  CASH MANAGEMENT
your investment)                                               CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                            None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                   None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
(expenses that are deducted                               CASH MANAGEMENT
from fund assets)                                              CLASS
--------------------------------------------------------------------------------
Management Fees                                                0.15%
Distribution and/or Service (12b-1) Fees                       0.10
Other Expenses                                                 0.04
Total Annual Fund Operating Expenses                           0.29
Fee Waiver(2)                                                  0.09
Net Annual Fund Operating Expenses                             0.20
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.02% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes;
         (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
         (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR    3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------
Cash Management Class        $   20    $   84      $  154       $   359
-----------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Cash Management Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Cash Management Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CASH
MANAGEMENT
CLASS -
ANNUAL
EXPENSE
RATIO 0.20%  YEAR 1      YEAR 2       YEAR 3      YEAR 4       YEAR 5       YEAR 6     YEAR 7     YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          4.80%       9.83%      15.10%      20.63%      26.42%      32.49%      38.84%      45.51%      52.49%      59.81%

End of Year
Balance     $10,480.00  $10,983.04  $11,510.23  $12,062.72  $12,641.73  $13,248.53  $13,884.46  $14,550.91  $15,249.36  $15,981.33

Estimated
Annual
Expenses    $    20.48  $    21.46  $    22.49  $    23.57  $    24.70  $    25.89  $    27.13  $    28.44  $    29.80  $    31.23"
-----------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                                (CORPORATE CLASS)

                         Supplement dated June 30, 2005
                    to the Prospectus dated February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                          CORPORATE CLASS
(fees paid directly from
your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                            None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                   None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
                                                          CORPORATE CLASS
(expenses that are deducted
from fund assets)
--------------------------------------------------------------------------------
Management Fees                                                0.15%
Distribution and/or Service (12b-1) Fees                       0.03
Other Expenses(2)                                              0.04
Total Annual Fund Operating Expenses                           0.22
Fee Waiver(3)                                                  0.07
Net Annual Fund Operating Expenses                             0.15
--------------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses are based on estimated amounts for the current fiscal year.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest;
         (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expenses offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

         If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in the Corporate Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR   3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------
Corporate Class        $  15     $  64       $ 117         $  273
-----------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Corporate Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Corporate Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


CORPORATE
CLASS --
ANNUAL
EXPENSE
RATIO 0.15%     YEAR 1      YEAR 2     YEAR 3       YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.85%       9.94%      15.27%      20.86%      26.72%      32.87%      39.31%      46.07%      53.15%      60.58%

End of Year
Balance      $10,485.00  $10,993.52  $11,526.71  $12,085.75  $12,671.91  $13,286.50  $13,930.90  $14,606.54  $15,314.96  $16,057.74

Estimated
Annual
Expenses     $    15.36  $    16.11  $    16.89  $    17.71  $    18.57  $    19.47  $    20.41  $    21.40  $    22.44  $   23.53"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                              (INSTITUTIONAL CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                            None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                   None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS
(expenses that are deducted
from fund assets)

Management Fees                                                0.15%
Distribution and/or Service (12b-1) Fees                       None
Other Expenses(2)                                              0.04
Total Annual Fund Operating Expenses                           0.19
Fee Waiver(2)                                                  0.07
Net Annual Fund Operating Expenses                             0.12
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR    3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------
Institutional Class             $  12     $   54     $  100    $  236
---------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Institutional Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

INSTITUTIONAL
CLASS -
ANNUAL
EXPENSE
RATIO 0.12%       YEAR 1      YEAR 2      YEAR 3      YEAR 4     YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9    YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses
                   5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           4.88%      10.00%      15.37%      21.00%      26.90%      33.09%      39.59%      46.40%      53.54%      61.04%

End of Year
Balance      $10,488.00  $10,999.81  $11,536.61  $12,099.59  $12,690.05  $13,309.33  $13,958.82  $14,640.01  $15,354.44  $16,103.74

Estimated
Annual Expenses
             $    12.29  $    12.89  $    13.52  $    14.18  $    14.87  $    15.60  $    16.36  $    17.16  $    18.00  $    18.87"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                           (PERSONAL INVESTMENT CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                 PERSONAL
(fees paid directly from                                        INVESTMENT
your investment)                                                  CLASS

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                      None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
                                                              PERSONAL
(expenses that are deducted                                  INVESTMENT
from fund assets)                                               CLASS

--------------------------------------------------------------------------------
Management Fees                                                 0.15%
Distribution and/or Service (12b-1) Fees                        0.75
Other Expenses                                                  0.04
Total Annual Fund Operating Expenses                            0.94
Fee Waiver(2)                                                   0.27
Net Annual Fund Operating Expenses                              0.67
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

         If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR    3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------
Personal Investment Class     $  68    $  273     $  494     $  1,130
---------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Personal Investment Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Personal Investment Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PERSONAL
INVESTMENT
CLASS-
ANNUAL
EXPENSE
RATIO 0.67%     YEAR 1       YEAR 2      YEAR 3       YEAR 4       YEAR 5    YEAR 6     YEAR 7      YEAR 8       YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses
                   5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses           4.33%       8.85%      13.56%      18.48%      23.61%      28.96%      34.54%      40.37%      46.45%      52.79%

End of Year
Balance      $10,433.00  $10,884.75  $11,356.06  $11,847.78  $12,360.78  $12,896.01  $13,454.40  $14,036.98  $14,644.78  $15,278.90

Estimated
Annual
Expenses     $    68.45  $    71.41  $    74.51  $    77.73  $    81.10  $    84.61  $    88.27  $    92.10  $    96.08    $100.24"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                           (PRIVATE INVESTMENT CLASS)

Supplement dated June 30, 2005
to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                     PRIVATE INVESTMENT CLASS
(fees paid directly from
your investment)

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                            None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                   None
------------------------------------------------- --------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
                                                     PRIVATE INVESTMENT CLASS
(expenses that are deducted
from fund assets)

--------------------------------------------------------------------------------
Management Fees                                                  0.15%
Distribution and/or Service (12b-1) Fees                         0.50
Other Expenses                                                   0.04
Total Annual Fund Operating Expenses                             0.69
Fee Waiver(2)                                                    0.27
Net Annual Fund Operating Expenses                               0.42

--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.20% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

      If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------
Private Investment Class      $  43    $  194     $  357     $   833
---------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Private Investment Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Private Investment Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PRIVATE
INVESTMENT
CLASS -
ANNUAL
EXPENSE
RATIO 0.42%     YEAR 1       YEAR 2       YEAR 3      YEAR 4     YEAR 5     YEAR 6      YEAR 7       YEAR 8       YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.58%       9.37%      14.38%      19.62%      25.10%      30.83%      36.82%      43.08%      50.07%      56.94%

End of Year
Balance      $10,458.00  $10,936.98  $11,437.89  $11,961.75  $12,509.59  $13,082.53  $13,681.71  $14,308.34  $14,963.66  $15,648.99

Estimated
Annual
Expenses     $    42.96  $    44.93  $    46.99  $    49.14  $    51.39  $    53.74  $    56.20  $    58.78  $    61.47     $64.29"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                                 (RESERVE CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                           RESERVE CLASS
(fees paid directly from
your investment)

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                            None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                   None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
--------------------------------------------------------------------------------
                                                           RESERVE CLASS
(expenses that are deducted
from fund assets)

--------------------------------------------------------------------------------
Management Fees                                                0.15%
Distribution and/or Service (12b-1) Fees                       1.00
Other Expenses                                                 0.04
Total Annual Fund Operating Expenses                           1.19
Fee Waiver(2)                                                  0.20
Net Annual Fund Operating Expenses                             0.99
--------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.13% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

         If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule

12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR    3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------

Reserve Class                 $   101    $   358    $  635   $  1,425
---------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Reserve Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Reserve Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

RESERVE
CLASS-
ANNUAL
EXPENSE
RATIO 0.99%      YEAR 1      YEAR 2     YEAR 3      YEAR 4       YEAR 5       YEAR 6      YEAR 7     YEAR 8       YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.01%       8.18%      12.52%      17.03%      21.72%      26.60%      31.68%      36.96%      42.45%      48.17%

End of Year
Balance      $10,401.00  $10,818.08  $11,251.89  $11,703.09  $12,172.38  $12,660.49  $13,168.18  $13,696.22  $14,245.44  $14,816.68

Estimated
Annual
Expenses     $   100.98  $   105.03  $   109.25  $   113.63  $   118.18  $   122.92  $   127.85  $   132.98  $   138.31  $   143.86"
------------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                                (RESOURCE CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------
                                                     RESOURCE CLASS
(fees paid directly from
your investment)
---------------------------------------------------------------------------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                           None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                              None
---------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------------------
                                                     RESOURCE CLASS
(expenses that are deducted
from fund assets)
---------------------------------------------------------------------------
Management Fees                                           0.15%
Distribution and/or Service (12b-1) Fees                  0.20
Other Expenses                                            0.04
Total Annual Fund Operating Expenses                      0.39
Fee Waiver(2)                                             0.11
Net Annual Fund Operating Expenses                        0.28

------------------------------------------------- ----------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed to waive 0.04% of Rule 12b-1 distribution plan payments. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR   3 YEARS     5 YEARS   10 YEARS
---------------------------------------------------------------------
Resource Class                $  29     $  114     $  208      $  482
---------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Resource Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Resource Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

RESOURCE
CLASS -
ANNUAL
EXPENSE
RATIO 0.28%      YEAR 1     YEAR 2     YEAR 3      YEAR 4     YEAR 5       YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%       10.25%     15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.72%       9.66%      14.84%      20.26%      25.94%      31.88%      38.10%      44.62%      51.45%      58.60%

End of Year
Balance      $10,472.00  $10,966.28  $11,483.89  $12,025.93  $12,593.55  $13,187.97  $13,810.44  $14,468.29  $15,144.91  $15,859.75

Estimated
Annual
Expenses     $    28.66  $    30.01  $    31.43  $    32.91  $    34.47  $    36.09  $    37.80  $    39.58  $    41.45  $    43.41"
-----------------------------------------------------------------------------------------------------------------------------------

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                                  (SWEEP CLASS)

                         Supplement dated June 30, 2005
     to the Prospectus dated December 2, 2004, as revised January 12, 2005, as supplemented February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------
                                                            SWEEP CLASS
(fees paid directly from
your investment)
---------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                             None
---------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------------------
                                                            SWEEP CLASS
(expenses that are deducted
from fund assets)
---------------------------------------------------------------------------
Management Fees                                                0.15%
Distribution and/or Service (12b-1) Fees                       0.25
Other Expenses(2)                                              0.04
Total Annual Fund Operating Expenses                           0.44
Fee Waiver(3)                                                  0.07
Net Annual Fund
  Operating Expenses                                           0.37
---------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Other Expenses are based on estimated amounts for the current fiscal year.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.12%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above: (i) Rule 12b-1; (ii) interest; (iii) taxes; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through August 31, 2006.

         If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Your financial institution may charge you additional fees for participation in a sweep program. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR   3 YEARS     5 YEARS   10 YEARS
---------------------------------------------------------------------
Sweep Class                   $   38   $   134     $   239    $   548
---------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Sweep Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Sweep Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SWEEP
CLASS -
ANNUAL
EXPENSE
RATIO 0.37%     YEAR 1      YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.63%       9.47%      14.54%      19.85%      25.40%      31.20%      37.28%      43.63%      50.60%      57.90%

End of Year
Balance      $10,463.00  $10,947.44  $11,454.30  $11,984.64  $12,539.53  $13,120.11  $13,727.57  $14,363.15  $15,028.17  $15,723.97

Estimated
Annual
Expenses     $    37.86  $    39.61  $    41.44  $    43.36  $    45.37  $    47.47  $    49.67  $    51.97  $    54.37  $    56.89"


-----------------------------------------------------------------------------------------------------------------------------------




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